Right-of-use assets - Net - Schedule of Right-of-use Asset (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 5,520,596	$ 4,696,459
Additions	2,318,935	1,422,168
Write-offs	(15,003)
Depreciation	(796,182)	(598,031)	$ (484,916)
Ending balance	7,028,346	5,520,596	4,696,459
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,201,868	4,472,888
Additions	2,194,687	1,282,448
Write-offs	(8,157)
Depreciation	(727,932)	(553,468)
Ending balance	6,660,466	5,201,868	4,472,888
Transportation Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	99,084	55,999
Additions	93,833	63,778
Write-offs	(2,626)
Depreciation	(39,472)	(20,693)
Ending balance	150,819	99,084	55,999
Store Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	219,644	167,572
Additions	30,415	75,942
Write-offs	(4,220)
Depreciation	(28,778)	(23,870)
Ending balance	$ 217,061	$ 219,644	$ 167,572